Revenue and expenses	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Revenue and expenses [Text Block]
6.	Revenue and expenses

	(a)	Revenue

The Group’s revenue by significant product types:

	Year ended December 31,
	2018	2017
		(Restated)
Copper	$963,063	$927,029
Zinc	357,396	347,680
Gold	149,043	137,326
Silver	85,808	76,850
Molybdenum	20,995	9,381
Other	4,726	4,992
	1,581,031	1,503,258
Pricing and volume adjustments [1]	(6,756)	5,147
	1,574,275	1,508,405
Treatment and refining charges	(101,909)	(106,066)
	$1,472,366	$1,402,339
[1]Pricing and volume adjustments represent mark-to-market adjustments on initial estimate of provisionally priced sales, realized and unrealized changes to fair value for non-hedge derivative contracts and adjustments to originally invoiced weights and assays.

(b)	Depreciation and amortization

Depreciation of property, plant and equipment and amortization of intangible assets are reflected in the consolidated income statements as follows:

	Year ended December 31,
	2018	2017
		(Restated)
Cost of sales	$332,667	$ 297,470
Selling and administrative expenses	477	355
	$333,144	$ 297,825

(c)	Share-based payment expenses (recoveries)

Share-based payment expenses (recoveries) are reflected in the consolidated income statements as follows:

	Cash-settled
	RSUs	DSUs	Total share-based
	(note 24a)	(note 24a)	payment expense
Year ended December 31, 2018
Cost of sales	$160	$—	$160
Selling and administrative	(702)	(1,877)	(2,579)
Other operating	46	—	46
	$(496)	$(1,877)	$(2,373)
Year ended December 31, 2017
Cost of sales	$1,946	$—	$1,946
Selling and administrative	9,667	2,982	12,649
Other operating	1,324	—	1,324
	$12,937	$2,982	$15,919

(d)	Employee benefits expense

This table presents employee benefit expense recognized in the Group's consolidated income statements, including amounts transferred from inventory upon sale of goods:

	Year ended December 31,
	2018	2017
Current employee benefits	$176,571	$147,760
Profit-sharing plan expense	9,228	19,757
Share-based payments (notes 6c, 19, 24)
Cash-settled restricted share units	(496)	12,937
Cash-settled deferred share units	(1,877)	2,982
Employee share purchase plan	1,533	1,328
Post-employee pension benefits
Defined benefit plans	12,295	10,132
Defined contribution plans	1,511	2,443
Past service costs	383	10,442
Other post-retirement employee benefits	9,248	7,250
Termination benefits	1,206	419

	$209,602	$215,450

Manitoba has a profit sharing plan required by the collective bargaining agreement whereby 10% of Manitoba’s after tax profit (excluding provisions or recoveries for deferred income tax and deferred mining tax) for any given fiscal year will be distributed to all eligible employees in the Flin Flon/Snow Lake operations, with the exception of executive officers and key management personnel.

Peru has a profit sharing plan required by Peruvian law whereby 8% of Peru’s taxable income will be distributed to all employees within Peru’s operations.

The Group has an employee share purchase plan for executives and other eligible employees where participants may contribute between 1% and 10% of their pre-tax base salary to acquire Hudbay shares. The Group makes a matching contribution of 75% of the participant’s contribution.

See note 20 for a description of the Group's pension plans and note 21 for the Group's other employee benefit plans.

(e)	Other operating income and expenses

	Year ended December 31,
	2018	2017
Regional costs	$4,673	$4,308
Pampacancha delivery obligation	7,218	—
Pension settlement loss (note 20)	2,163	—
Constancia insurance recovery	—	(12,857)
Realized gain on contingent consideration of Balmat	—	(6,400)
Loss on disposals and other	5,017	2,509
	$19,071	$(12,440)

During the fourth quarter of 2018, the Group realized a loss on the settlement of the sale of a portion of its net pension liability.

During the first quarter of 2018, the Group recognized an obligation to deliver additional precious metal credits to Wheaton Precious Metals (“Wheaton”) as a result of the Group’s expectation that mining at the Pampacancha deposit will not begin until later in 2019.

During the first and third quarters of 2017, the Group accounted for amounts to be received from its insurers and counterparties to partially indemnify the Group for losses suffered as a result of an incident in 2015 that caused damage to Line 2 of the Constancia processing facilities and a delay in commissioning the process plant. These funds were received during 2017.

During the fourth quarter of 2017, the Group realized a gain from contingent consideration received upon the sale of Balmat in 2015 as a result of certain project milestones being achieved.

(f)	Finance income and expenses

	Year ended December 31,
	2018	2017
		(Restated)
Finance income	$(8,450)	$(2,849)
Finance expenses
Interest expense on long-term debt	77,783	87,819
Accretion on financial liabilities at amortized cost	1,244	1,302
Finance costs on deferred revenue (note 18)	64,921	66,414
Unwinding of discounts on provisions (note 19)	4,684	4,159
Withholding taxes	9,424	9,641
Other finance expense	7,116	13,256
	165,172	182,591
Interest capitalized	(13,172)	(13,149)
	152,000	169,442
Other finance (gains) losses
Net foreign exchange (gains) losses	(11,067)	15,772

Change in fair value of financial assets and liabilities at fair value through profit or loss:
Hudbay warrants	(6,748)	(1,051)
Embedded derivatives	(1,514)	1,790
Investments	3,798	(3,511)
	(15,531)	13,000

Net finance expense and other finance losses	$128,019	$179,593

Interest expense related to certain long-term debt has been capitalized to the Rosemont project until commercial production is reached.

Other finance expense relates primarily to fees on the Group’s revolving credit facilities and finance leases.

(g)	Impairment

For the year ended December 31, 2018, the Group recorded no impairment losses.

During the year ended December 31, 2017, the Group recorded impairment losses of $11,320 for non- current assets.

Manitoba
Pre-tax impairment to:
Property, plant & equipment (note 12)	$11,320
Tax impact - (recovery)	(3,849)
After-tax impairment charge	$7,471

As a result of analyzing various scenario planning alternatives surrounding the Stall mill and New Britannia processing facilities, it was determined that certain assets that were previously purchased to build a new concentrator in Snow Lake, Manitoba are no longer useful. As a result, during the year ended December 31, 2017, the Group recognized an impairment loss of $11,320 related to these assets. The impairment was determined based on the difference between carrying value and fair value less costs of disposal.
The Group presented the impairment losses within the Manitoba segment in note 31.

The fair value measurements for the determination of the impairment charges in their entirety are categorized as Level 2 based on the degree to which fair value inputs are observable and have a significant effect on the recorded fair value.